Summary of Significant Accounting Policies and Organization (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 24, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents
Valuation allowance increase decrease			610,845	1,412,328
Government contract revenue				401,620
Contract award					$ 1,021,092
Additional contract award					$ 921,130
Cash excess of FDIC insurance limits	0		0	0
Doubtful accounts	$ 0	$ 0	$ 0	$ 0